Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Turkey Segment	December 31,
(Millions of dollars)	2016	2015	2014
Net sales	$1,813	$1,902	$1,833
Net income	$139	$195	$104
Total assets	$1,154	$1,087	$1,021
Total liabilities	$529	$541	$547
Total equity	$625	$546	$474

Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Pork Segment	December 31,
(Millions of dollars)	2016	2015	2014
Net sales	$319	$295	$71
Net income	$22	$22	$7
Total assets	$364	$247	$175
Total liabilities	$14	$17	$15
Total equity	$350	$230	$160

Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Commodity Trading and Milling Segment	December 31,
(Millions of dollars)	2016	2015	2014
Net sales	$2,871	$2,321	$2,223
Net loss	$(6)	$(52)	$(20)
Total assets	$1,201	$1,265	$1,132
Total liabilities	$734	$809	$732
Total equity	$467	$456	$400

Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Marine Segment	December 31,
(Millions of dollars)	2016	2015	2014
Net sales	$47	$38	$—
Net income	$7	$11	$—
Total assets	$277	$148	$119
Total liabilities	$109	$30	$36
Total equity	$168	$118	$83

Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Sugar Segment	December 31,
(Millions of dollars)	2016	2015	2014
Net sales	$10	$9	$9
Net income	$3	$2	$2
Total assets	$10	$9	$8
Total liabilities	$2	$2	$2
Total equity	$8	$7	$6

Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Power Segment	December 31,
(Millions of dollars)	2016	2015	2014
Net sales	$146	$141	$50
Net income	$14	$12	$9
Total assets	$261	$327	$328
Total liabilities	$175	$219	$230
Total equity	$86	$108	$98